iShares
®
Global Consumer Staples ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 1.5%
Coles Group Ltd. ......................... 363,986 $ 6,130,786
Woolworths Group Ltd. ..................... 331,047 9,146,790
15,277,576
a
Belgium  — 2.2%
Anheuser-Busch InBev SA/N.V. ............... 268,354 22,174,032
a
Brazil  — 0.4%
Ambev SA, ADR ......................... 1,174,088 3,686,636
a
Canada  — 2.7%
Alimentation Couche-Tard, Inc. ................ 202,201 12,888,398
George Weston Ltd. ....................... 41,903 3,007,739
Loblaw Companies Ltd. .................... 151,215 6,859,985
Metro, Inc., Class A ....................... 51,781 3,310,771
Saputo, Inc. ............................ 64,981 1,882,192
27,949,085
a
Chile  — 0.1%
Cencosud SA ........................... 336,840 778,196
a
Denmark  — 0.3%
Carlsberg A.S., Class B .................... 24,404 3,193,493
a
Finland  — 0.2%
Kesko OYJ, Class B ....................... 74,518 1,666,023
a
France  — 4.8%
Carrefour SA ............................ 151,648 2,815,340
Danone SA ............................. 175,934 14,380,547
L'Oreal SA ............................. 62,309 27,313,567
Pernod Ricard SA ........................ 53,860 3,914,963
48,424,417
a
Germany  — 0.4%
Beiersdorf AG ........................... 24,220 2,085,914
Henkel AG & Co. KGaA .................... 25,689 2,032,983
4,118,897
a
Ireland  — 0.4%
Kerry Group PLC, Class A ................... 43,212 3,963,863
a
Japan  — 5.5%
Aeon Co. Ltd. ........................... 754,351 6,238,590
Ajinomoto Co., Inc. ........................ 244,900 8,928,848
Asahi Group Holdings Ltd. ................... 410,694 3,904,328
Japan Tobacco, Inc. ....................... 297,900 10,992,352
Kao Corp. .............................. 245,800 4,871,429
Kikkoman Corp. .......................... 264,200 2,710,254
Kirin Holdings Co. Ltd. ..................... 221,096 3,813,061
MEIJI Holdings Co. Ltd. .................... 71,800 1,667,924
Seven & i Holdings Co. Ltd. .................. 649,211 7,785,581
Shiseido Co. Ltd. ......................... 108,000 1,743,226
Unicharm Corp. .......................... 349,700 2,026,488
Yakult Honsha Co. Ltd. ..................... 79,140 1,331,043
56,013,124
a
Mexico  — 1.2%
Arca Continental SAB de CV ................. 133,979 1,605,679
Fomento Economico Mexicano SAB de CV ....... 452,943 5,774,619
Grupo Bimbo SAB de CV, Series A
(a)
............ 375,523 1,227,227
Wal-Mart de Mexico SAB de CV ............... 1,309,184 3,845,763
12,453,288
a
Security Shares Value
a
Netherlands  — 2.0%
Heineken Holding N.V. ..................... 30,626 $ 2,332,171
Heineken N.V. ........................... 74,924 6,290,811
Koninklijke Ahold Delhaize N.V. ............... 240,335 9,671,650
Magnum Ice Cream Co. N.V. (The)
(b)
............ 134,140 2,335,197
20,629,829
a
Norway  — 0.4%
Mowi ASA .............................. 122,374 2,260,631
Orkla ASA .............................. 205,222 2,157,632
4,418,263
a
Portugal  — 0.1%
Jeronimo Martins SGPS SA .................. 75,539 1,446,729
a
Sweden  — 0.5%
Essity AB, Class B ........................ 163,145 4,619,251
a
Switzerland  — 5.4%
Barry Callebaut AG, Registered ............... 957 1,323,339
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS ....................... 270 3,136,525
Chocoladefabriken Lindt & Spruengli AG, Registered . 30 3,564,356
Nestle SA, Registered ..................... 461,593 47,343,350
55,367,570
a
United Kingdom  — 11.8%
Associated British Foods PLC ................ 75,878 1,994,723
British American Tobacco PLC ................ 535,873 33,161,412
Coca-Cola HBC AG, Class DI
(b)
............... 53,574 3,492,266
Diageo PLC ............................ 603,395 12,152,428
Imperial Brands PLC ...................... 197,649 7,304,878
J Sainsbury PLC ......................... 457,028 1,939,447
Marks & Spencer Group PLC ................. 562,682 2,777,589
Reckitt Benckiser Group PLC ................. 173,101 11,274,683
Tesco PLC ............................. 1,735,431 10,579,354
Unilever PLC ........................... 591,647 35,538,799
120,215,579
a
United States  — 59.1%
Altria Group, Inc. ......................... 453,323 32,616,590
Archer-Daniels-Midland Co. .................. 131,140 10,019,096
Brown-Forman Corp., Class B, NVS ............ 45,622 1,215,826
Bunge Global SA ......................... 36,804 3,928,091
Casey's General Stores, Inc. ................. 10,015 7,959,822
Church & Dwight Co., Inc. ................... 64,210 6,220,665
Clorox Co. (The) ......................... 32,635 3,114,684
Coca-Cola Co. (The) ...................... 551,797 44,844,542
Colgate-Palmolive Co. ..................... 217,294 19,921,514
Constellation Brands, Inc., Class A ............. 37,792 5,256,489
Costco Wholesale Corp. .................... 77,984 72,951,692
Dollar General Corp. ...................... 59,680 6,869,765
Dollar Tree, Inc.
(b)
......................... 49,076 5,935,742
Estee Lauder Companies, Inc. (The), Class A ...... 67,013 5,290,676
General Mills, Inc. ........................ 144,625 5,032,950
Hershey Co. (The) ........................ 40,169 7,047,651
Hormel Foods Corp. ....................... 79,547 1,974,357
J M Smucker Co. (The) ..................... 28,815 3,241,687
Kenvue , Inc. ............................ 522,462 9,984,249
Keurig Dr Pepper, Inc. ..................... 369,968 12,109,053
Kimberly-Clark Corp. ...................... 89,953 9,874,141
Kraft Heinz Co. (The) ...................... 231,365 5,464,841
Kroger Co. (The) ......................... 153,718 8,535,961
McCormick & Co., Inc., NVS ................. 68,828 3,470,308
Molson Coors Beverage Co., Class B ........... 43,476 1,693,825
Mondelez International, Inc., Class A ............ 348,529 20,158,917

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Consumer Staples ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
Monster Beverage Corp.
(b)
................... 193,902 $ 18,637,860
PepsiCo, Inc. ........................... 319,599 43,273,705
Philip Morris International, Inc. ................ 252,115 45,610,125
Procter & Gamble Co. (The) ................. 409,312 60,021,512
Sysco Corp. ............................ 130,090 10,872,922
Target Corp. ............................ 123,370 16,113,356
Tyson Foods, Inc., Class A .................. 76,370 4,372,182
Walmart, Inc. ............................ 770,613 87,279,628
600,914,424
a
Total Common Stocks — 99.0%
(Cost: $978,925,798) ................................ 1,007,310,275
a
Preferred Stocks
Germany  — 0.4%
Henkel AG & Co. KGaA , Preference Shares, NVS ... 43,934 3,694,834
a
Total Preferred Stocks — 0.4%
(Cost: $4,079,074) .................................. 3,694,834
a
Total Long-Term Investments — 99.4%
(Cost: $983,004,872) ................................ 1,011,005,109
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(c)(d)(e)
...................... 790,466 $ 790,704
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(c)(d)
............................ 1,978,943 1,978,943
a
Total Short-Term Securities — 0.3%
(Cost: $2,769,647) .................................. 2,769,647
Total Investments —  99.7%
(Cost: $985,774,519) ................................ 1,013,774,756
Other Assets Less Liabilities — 0.3% ...................... 3,213,201
Net Assets — 100.0% ................................. $ 1,016,987,957
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 790,704
(a)
$ —  $ —  $ —  $ 790,704  790,466  $ 1,000
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,896,634  82,309
(a)
—  —  —  1,978,943  1,978,943  13,372  —
$ —  $ —  $ —
$ 2,769,647
$ 14,372  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index ................................................. 54 09/18/26 $ 4,562 $ (103,705)
Euro STOXX 50 Index ................................................................. 1 09/18/26 73 577
FTSE 100 Index ..................................................................... 6 09/18/26 838 2,076
$ (101,052)

iShares
®
Global Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 661,352,832  $ 345,957,443  $ —  $ 1,007,310,275
Preferred Stocks ......................................... —  3,694,834  —  3,694,834
Short-Term Securities
Money Market Funds ...................................... 2,769,647  —  —  2,769,647
$ 664,122,479  $ 349,652,277  $ —  $ 1,013,774,756
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,653  $ —  $ —  $ 2,653
Liabilities
Equity Contracts ........................................... (103,705) —  —  (103,705)
$ (101,052) $ —  $ —  $ (101,052)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares